ACCOUNTS RECEIVABLE (Details) - USD ($) $ in Thousands	Jun. 30, 2017	Jun. 30, 2016
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts receivable	$ 294,641	$ 279,650
Allowance for doubtful accounts	(48,089)	(42,471)
Accounts receivable, net	$ 246,552	$ 237,179